Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Henry Schein, Inc.
Amendment Flag	false
Entity Central Index Key	0001000228
EBP 003 [Member]
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Tax Identification Number	11-3136595
Amendment Flag	false